BALANCE SHEET - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 815,643	$ 1,737,511
Prepaid expenses	306,462	654,912
Total current assets	1,122,105	2,392,423
Investments held in trust account	256,918,610	252,994,944
Total Assets	258,040,715	255,387,367
Current liabilities:
Accounts payable	452,860	43,873
Accrued expenses	33,772	19,332
Accrued offering costs		89,231
Total current liabilities	486,632	152,436
Deferred underwriting fee payable	8,855,000	8,855,000
Total Liabilities	9,341,632	9,007,436
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding at December 31, 2022 and 2021
Accumulated deficit	(8,120,241)	(6,620,782)
Total Shareholders' Deficit	(8,119,528)	(6,620,069)
Total Liabilities, Class A Ordinary Shares Subject to Redemption and Shareholders' Deficit	258,040,715	255,387,367
Class A ordinary shares
Shareholders' Deficit:
Ordinary shares	80	80
Class A ordinary shares subject to possible redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value, 25,300,000 shares at redemption value of $10.15 and $10.00 per share at December 31, 2022 and 2021	256,818,611	253,000,000
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 633	$ 633